Events after Balance Sheet date (Details) - EUR (€) € in Millions	1 Months Ended	6 Months Ended
	Jul. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Events after Balance Sheet date
Repayment of borrowings		€ 747
Proceeds from loans and borrowings		840	€ 6
Term loan facility | Movements in borrowings after end of reporting period
Events after Balance Sheet date
Repayment of borrowings	€ 190
Commercial Papers
Events after Balance Sheet date
Outstanding borrowings		€ 200
Commercial Papers | Movements in borrowings after end of reporting period
Events after Balance Sheet date
Repayment of borrowings	340
Proceeds from loans and borrowings	290
Outstanding borrowings	150
Subsidies, Unilever demerger | Movements in borrowings after end of reporting period
Events after Balance Sheet date
Repayment of working capital subsidy	€ 150